COMMITMENTS AND CONTINGENCIES (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total current monthly payments, net	$ 22
Quebec [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total current monthly payments, net	5
California [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total current monthly payments, net	7
New Jersey [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total current monthly payments, net	$ 10